Investments in Associates & Joint Ventures - Schedule of investment in associate and joint ventures - Statement of financial position (Details) - CAD ($) $ in Thousands	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	$ 83,238	$ 67,462	$ 184,173
Current liabilities	335,076	503,638
Truss LP
Disclosure Of Associate And Joint Ventures [Line Items]
Cash and cash equivalents	12,640	6,757
Other current assets	11,562	7,867
Non-current assets	63,305	67,766
Current liabilities	8,145	11,112
Non-current liabilities	$ 8,420	$ 8,667